Summary of Significant Accounting Polices (Policies)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Current versus non-current classification

3.1     Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is (i) expected to be realized or intended to be sold or consumed in the normal operating cycle; (ii) held primarily for the purpose of trading; (iii) expected to be realized within twelve months after the reporting period; or (iv) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when (i) it is expected to be settled in the normal operating cycle; (ii) it is held primarily for the purpose of trading; (iii) it is due to be settled within twelve months after the reporting period; or (iv) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, as disclosed on note 3.18.

Foreign currency translation

3.2     Foreign currency translation

Functional currency

The items included in the financial statements of the Company and each of the companies included in the consolidated financial statements are measured using the currency of the main economic environment in which each the companies operates ("functional currency").

3.2.1    Transactions and balances in a currency other than the functional currency

Foreign currency transactions, that is, any currency other than the functional currency, are converted into the functional currency of the entities included in these consolidated financial statements using the exchange rates prevailing on the dates of the transactions. The financial statements are presented in thousands of Brazilian Reais (R$), corresponding to the functional currency of the Company.

Balance sheet account balances are remeasured using the exchange rates prevailing at the end of the reporting period. Foreign exchange gains and losses arising on the settlement of such transactions and the remeasured of monetary assets and monetary liabilities denominated in foreign currency are recognized in the statement of income, as “Financial income” and “Financial expenses”.

3.2.2    Subsidiaries with different functional currency

In preparing the consolidated financial statements, the statement of income and statement of cash flows and all other changes of assets and liabilities of foreign subsidiaries, whose functional currency is not the Brazilian Real, are translated into Brazilian Reais at the monthly average exchange rates, which approximates the exchange rate in effect on the date of the transactions.

The balance sheet is translated into reais at the exchange rate prevailing at the reporting date. The effects of exchange rate changes resulting from these translations are presented under the Other Comprehensive Income (“OCI”) in the statement of comprehensive income, and in shareholders´ equity.

The translation calculation is different for Natura Cosméticos S.A. – Argentina (“Natura Argentina”), which became a hyperinflationary economy as of July 1, 2018 (see below), in which the balance sheet is translated into Brazilian Reais at the exchange rates prevailing at the reporting date.

3.2.3    Hyperinflationary economy

Starting from July 2018, Argentina has been considered a hyperinflationary economy. As per IAS 29 - Financial Reporting in Hyperinflationary Economies, the non-monetary assets and liabilities, equity items and the statement of income of the subsidiary Natura Argentina, whose functional currency is the Argentinean peso, are being adjusted so that the figures are reported in the monetary measurement unit at the reporting period. The monetary unit considers the effects measured by the Consumer Price Index (“IPC”) in Argentina starting January 1st, 2017, and Argentina’s Domestic Retail Price Index (“IPIM”) up to December 31, 2016. Consequently, as required by IAS 29, the operating results of the subsidiary Natura Argentina must be disclosed as highly inflationary starting from July 1, 2018 (with reflections from January 1st, 2018, year in which the existence of hyperinflation was first identified).

Non-monetary assets and liabilities booked at historical cost and equity items of Natura Argentina were adjusted for inflation based on the aforementioned indices, and effects of hyperinflation resulting from changes in the overall purchasing power were presented in the statement of income. The statement of income is adjusted at the end of each reporting period based on the variation in the general price index for the period.

The net effect of inflation adjustment in 2020 on (i) non-monetary assets and liabilities, (ii) items in the statement of changes in equity, and (iii) statement of income, was presented in a specific line for hyperinflation as finance expenses (see note 29).

For the translation of the accounting balances of the subsidiary Natura Argentina to the presentation currency (R$) used in the Company's consolidated financial statements, the following procedures, as required by IAS 21 - The effects of changes in foreign exchange rates, were adopted:

➢	Assets, liabilities and equity items balances were translated at the exchange rate prevailing at the reporting date (0.06189 Argentinean peso for each Brazilian Real in December 2020); and
➢

Revenues and expenses of the year were translated at the exchange rate prevailing at the reporting date (0.06189 Argentinean peso for each Brazilian Real in December 2020), instead of the average exchange rate of the period, which is used to translate currencies in non-hyperinflationary economies;

The accumulated inflation for the year ended December 31, 2020 was 36.1% (54.5% as at December 31, 2019), as per IPC index.

As of December 31, 2020, the application of IAS 29 resulted in (i) a negative impact on the financial expenses of R$ 20,625(R$ 13,947 as at December 31, 2019), and (ii) a negative impact on net income for the year of R$ 106,206 (R$ 68,940 as at December 31, 2019).

The translation of the statement of income at the exchange rate on the reporting date, instead of average monthly exchange rate of the year, resulted in a positive impact on OCI for the fiscal year ended December 31, 2020 of R$ 32,160 (R$ 17,666 as at December 31, 2019).

Consolidation

3.3     Consolidation

The following procedures are applied in the preparation of the consolidated financial statements:

a)    Investments in subsidiaries

The Company controls an entity when it is exposed to, or is entitled to, the variable returns arising from its involvement with the entity and can affect those returns by exercising its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date when the Company obtains control until the date when the control ceases to exist. The Company has interests in subsidiaries only.

In accordance with the equity method, the portion attributable to the Company on the net profit or loss for the year of these investments is recorded in the statement of income under the line “Equity income”. All intra-group balances, income and expenses and unrealized gains and losses arising from intra-group transactions are eliminated completely. The OCI of subsidiaries is recorded directly in the Company's equity under the item “OCI”.

Below is a list of the Company's subsidiaries as of December 31, 2020, 2019 and 2018:

	Ownership - %
	2020	2019	2018
Direct ownership:
Avon Products, Inc.	100.00	-	-
Natura Cosméticos S.A.	100.00	100.00	-
Natura &Co International S.à r.l. (1)	100.00	-	-

(1)	Natura &Co International S.à.r.l., was incorporated in 2020 under the laws of Luxembourg with the purpose of acquiring, managing and selling interests in domestic and foreign companies, other than raising and borrowing funds to other consolidated entities of the Company.

In the preparation of the consolidated financial statements, financial statements as at the same reporting date and consistent with the Company's accounting policies were used. Investments were eliminated in proportion to the investor's interest in shareholders' equity and in the results of subsidiaries, assets and liabilities balances, income and expenses and unrealized results, net of income tax and social contribution, resulting from operations between the companies.

Direct subsidiaries activities are as follows:

➢	Natura Cosméticos S.A.: is a publicly-held corporation, established in accordance with the laws of the Federative Republic of Brazil on June 6, 1993, for an indefinite term. Founded in 1969 in the Federal State of São Paulo, Brazil, it is among the ten largest direct sales companies in the world. Under the Natura brand, most of products are developed from natural ingredients originating from Brazilian biodiversity and distributed predominantly through direct sales by independent beauty consultants. The subsidiary's focus is the sale of cosmetics and fragrances in general. It also operates through e-commerce and has an expanded network of its own physical stores, with 61 stores in Brazil (43 in 2019), 7 stores abroad (France, Argentina and Chile) in 2020 (9 stores in 2019), and 474 franchised stores (256 in 2019). The Body Shop International Limited (The Body Shop) e Emeis Holding Pty Ltd. (Aesop) subsidiaries are also classified in this entity.
➢	Avon Products, Inc.: a global manufacturer and marketer of beauty and related products, with operations started in 1886 and established under the laws of the State of New York in the United States of America on January 27, 1916. It conducts its business in the beauty sector and other consumer products through direct selling companies to create, manufacture and market beauty and non-beauty products. Its business is carried out mainly through one channel: direct selling.

b)    Ownership interest of non-controlling shareholders

The Company opted to measure any non-controlling interest initially by the proportionate interest in acquiree’s identifiable net assets on the acquisition date. Changes in the Company’s interest in a subsidiary that do not result in loss of control are recorded as “Transactions with shareholders” in the statement of changes in equity.

As at December 31, 2020, and 2019, there are no subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders.

Business combinations and goodwill

3.4     Business combinations and goodwill

Business combinations (except for those involving entities under common control) are accounted for by applying the acquisition method. The consideration transferred is measured at fair value as at the date of the acquisition, as well as the identifiable assets acquired, and liabilities assumed. The consideration transferred does not include amounts related to the settlement of pre-existing relationships, which are generally recognized in the statement of income for the year.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs. The financial assets and liabilities assumed are assessed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Acquisition-related costs are recorded as expenses as incurred and recognized as other operating expenses. Any goodwill arising from the transaction is tested annually for impairment, and when circumstances indicate that the carrying value may be impaired.

Goodwill is initially measured at cost, as the excess of the aggregate amount of (i) the consideration transferred, measured at fair value; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized immediately in the statement of income. Subsequently, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (“CGU”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

In a business combination involving entities under common control, in which all of the combining entities or business are ultimately controlled by the same party or parties both before and after the business combination, and that control is not transitory, the Company applies the predecessor accounting method.

When applying this method, the financial statements consider the historical accounting records of the acquired entity as equivalent to the Company's records, reflecting (a) the operating results and equity position of the acquired company in previous years; (b) the operating results of the Company and its acquired entity resulting from the restructuring; (c) the Company's assets and liabilities at historical cost (and at the preceding fair value, when applicable); and (d) the earnings per share of the Company in all years presented (adjusted when applicable). In these cases, therefore, there is no calculation of goodwill and any effect recorded in equity.

Cash and cash equivalents

3.5     Cash and cash equivalents

Cash and cash equivalents are maintained for the purpose of meeting short-term cash commitments, not for investment or other purposes. Cash and cash equivalents include cash, bank deposits and short-term investments realizable within 90 days of the original date of the security or considered to be highly liquid granted by the issuer or convertible into a known amount of cash and which are subject to an insignificant risk of changes in value. Instruments that are not eligible for the classification of cash and cash equivalents, due to their liquidity, maturity or even the risk of changes in value, are classified as short-term investments.

Financial Instruments

3.6     Financial instruments

3.6.1    Financial assets

Initial recognition and measurement

Upon initial recognition, a financial asset is measured at fair value and, subsequently, is measured at amortized cost, at fair value through other comprehensive income (“FVTOCI”), or at fair value through profit or loss (“FVTPL”).

The classification of financial assets at initial recognition depends on the characteristics of the contractual cash flows of the financial asset and Company’s business model for the management of these financial assets. The business model for managing financial assets refers to how the company manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.

Except for trade receivable that do not contain a significant financing component or to which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus transaction costs, in the case of financial asset not measured at fair value through profit or loss. In general, all financial assets are subsequently measured at fair value through profit or loss.

Subsequent measurement

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment analysis. Gains or losses are recognized in the statement of income when the asset is derecognized, modified, or impaired.

The financial assets of the Company classified as at amortized cost include trade receivable, other current assets (except for carbon credits measured at fair value, as disclosed in note 3.9) and non-current assets balances (see note 6.6).

Financial assets at fair value through OCI (debt instruments)

For debt instruments at fair value through OCI, interest income, foreign exchange remeasurement and impairment losses or reversals are recognized in the statement of income and calculated in the same manner as for financial assets measured at amortized cost. The resulting changes in fair value are recognized in OCI; upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. The Company does not hold any financial asset classified under this category.

Financial assets classified as at fair value through OCI (equity instruments)

Upon initial recognition, the Company can elect to irrevocably classify its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32- Financial Instruments: Presentation and are not held for trading. Classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never classified to profit or loss. Dividends are recognized as other operating income (expenses), net, in the statement of income when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the financial asset’s cost, in which case, such gains are recorded in OCI. Equity instruments classified as at fair value through OCI are not subject to impairment assessment. The Company does not hold any financial asset classified under this category.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the statement of financial position at fair value with net changes in fair value recognized in the statement of income. This category includes derivative instruments and short-term investments which the Company had not irrevocably elected to classify as at fair value through OCI.

Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Derecognition (write-off) of financial instruments

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when the rights to receive cash flows from the asset have expired, when the Company transfer its rights or risk to receive cash flows of the asset or when the Company have assumed an obligation to pay the full amount of received cash flows, without significant delay to a third party under an on-lending agreement and either (i) the Company transfer substantially all risks and benefits of the asset, or (ii) the Company neither transferred nor retained substantially all risks and benefits of the asset, but transferred the control of asset.

When the Company transfer its rights to receive cash flows of an asset or execute an on-lending agreement, it assesses whether, and at which extent, they have retained the risks and benefits of ownership. When the Company neither transfers or retains substantially all risks and benefits of the asset, nor transferred the control over the asset, the Company continue to recognize the asset transferred to the extent of its continued involvement. In this case, the Company also recognize an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company have retained.

Impairment of financial assets

The Company recognize an allowance for expected credit losses (“ECL”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expect to receive, discounted at an approximation of the original effective interest rate.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure (a lifetime ECL), irrespective of the timing of the default.

For trade receivable, the Company apply a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognize a loss allowance based on lifetime ECLs at each reporting date. The Company have recorded a provision that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. Further details are disclosed in note 5.6.

The Company consider a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

3.6.2    Financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of borrowings, financing and debentures, net of directly attributable transaction costs. The Company financial liabilities include borrowings, financing and debentures (note 19), derivative financial instruments (note 6) and trade payable and reverse factoring operations (note 20).

Subsequent measurement

For purposes of subsequent measurement, financial liabilities are classified in two categories: (i) financial liabilities at fair value through profit or loss; or (ii) financial liabilities at amortized cost.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities classified upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IAS 39 – Financial Instruments. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of income.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Company has not designated any financial liability as at fair value through profit or loss, except for derivatives and carbon credits (notes 3.6.3 and 3.9), respectively.

Financial liabilities at amortized cost

This is the most relevant category for the Company. After initial recognition, interest-bearing borrowings and financing are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by considering any premium or discount on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest amortization is included as finance costs in the statement of income.

This category generally applies to borrowings and financing granted and contracted, subject to interest, included in note 19.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

The offsetting of financial instruments is also applied to bank balances subject to the central treasury management system (“cash pooling”) instituted with the financial institution, in which the current account positions of the Company (including overdraft balances) they are offset since the Company has a legally enforceable right to settle at the net amount and intends to settle the positions on a net basis.

3.6.3  Derivative financial instruments

Derivative instruments transactions contracted by the Company consist of swaps and non-deliverable forwards (“NDF”) intended exclusively to hedge against the foreign exchange risks related to balance sheet positions, acquisitions of inputs and property, plant and equipment, forecasted exports and forecasted foreign-denominated cash outflows for capital increases in foreign subsidiaries.

They are measured at fair value, and changes in fair value are recognized through profit or loss, except when they are designated as cash flow hedges, to which changes in fair value are recorded in OCI.

The fair value of derivative instruments is measured based on information on each contracted transaction and related market inputs as at reporting date, such as interest and exchange rates.

For the purpose of hedge accounting, hedges are classified as (i) fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (ii) cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment; or (iii) hedges of a net investment in a foreign operation.

Even with the adoption of IFRS 9, the Company opted to maintain the hedge accounting practice in accordance with IAS 39, according to the transition method provided for in item 7.2.21 of IFRS 9.

At the inception of a hedge relationship, the Company formally designate and document the hedge relationship to which it wishes to apply hedge accounting, the risk management objective and the strategy for undertaking the hedge.

The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

During the years ended on December 31, 2020, 2019 and 2018, the Company did not enter transactions related to hedge of fair value or hedge of net investment. Cash flow hedges that meet all the qualifying criteria for hedge accounting are accounted for as described below.

Cash flow hedges

Consists in providing hedge against changes in cash flows attributable to a specific risk related to a known asset or liability or a highly probable forecast transaction and that may affect profit or loss.

The effective portion of changes in fair value of derivative instruments that is designated and qualified as cash flow hedge is recognized in OCI and accumulated in the item “Gain (loss) from cash flow hedge operations” and “tax effect on gain (loss) from cash flow hedge operations”. In a cash flow hedge, the effective portion of gain or loss from the hedge instrument is recognized directly in OCI, in equity, while the ineffective portion of hedge is immediately recognized in finance income (expenses).

For the years ended on December 31, 2020, 2019 and 2018, the Company used derivative financial instruments, applying cash flow hedge accounting and, as disclosed in note 6.6, for hedge against the risk of change in exchange rates  related to borrowings in foreign currency and purchase and sale transactions in foreign currency and intercompany borrowings operations that (i) are highly related to the changes in the market value of the hedged item, both at the beginning as well as during contract term (effectiveness between 80% and 125%), (ii) have documentation of the operation, hedged risk, risk management process and methodology used in assessing effectiveness, and (iii) are considered effective to reduce the risk related to the exposure to be hedged. It allows the application of the hedge accounting methodology, with their fair value measurement effect being recognized in equity and from their realization, on profit or loss in the line item related to the hedged item.

Hedge accounting is discontinued when the Company terminate the hedge relationship, the hedge instrument matures or is sold, revoked or executed, or no longer qualifies to hedge accounting. Any gains or losses recognized in OCI and accumulated shareholders’ in equity as of a certain date remain in equity and are recognized when the forecasted transaction is eventually recognized in profit or loss.

If a planned transaction results in the subsequent recognition of a non-financial asset or liability, the cumulative gain or loss in OCI is reclassified to profit or loss during the same year for which the non-financial asset acquired or non-financial liability assumed affects the profit or loss. For example, when the non-financial asset is depreciated or sold.

Conversely, if a planned transaction results in the subsequent recognition of a financial asset or liability, the cumulative gain or loss in OCI is recycled to profit or loss during the same period for which the financial asset acquired or financial liability assumed affects the profit or loss. For example, when financial income or expense is recognized.

When the forecasted transaction is no longer expected, cumulative gains or losses deferred in equity are immediately recognized in the statement of income.

The Company assesses, throughout the hedge term, the effectiveness of its derivative financial instruments, as well as changes in their fair value.

For the years ended December 31, 2020, 2019 and 2018, there were no losses related to the ineffective portion recognized in statement of income. The fair values of derivative financial instruments are disclosed in note 6.6.

Trade receivable

3.7     Trade receivable

Trade receivable correspond to amounts receivable for the sale of goods and services in the normal course of the activities of the Company and are recognized to the extent that the consideration that is unconditional is due by the customer (that is, only the passage of time required before payment of the consideration is due).

Inventories

3.8     Inventories

Inventories are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

The Company consider the following items when determining its provision for inventory losses: discontinued products, products with slow turnover, expired products or products nearing the expiration date and products that do not meet quality standards, recorded as “Cost of sales”.

Carbon Credits – Carbon Neutral Program

3.9     Carbon Credits – Carbon Neutral Program

In 2007, the Company assumed a commitment to be a Carbon Neutral company, which is to neutralize its emissions of greenhouse gas (“GHG”), throughout its production chain, from extraction of raw materials to post- consumption. The commitment, which currently refers only to operations under the Natura brand, is not a legal obligation, since Brazil does not have a reduction target, despite being a signatory to the Kyoto Protocol. For this reason, it is considered a constructive obligation under IAS 37 – Provisions, Contingent Liabilities and Contingent Assets, which requires the recognition of a provision in the financial statements if it is subject to disbursement and measurable.

The liability is estimated through annually audited inventories of carbon emissions and measured at fair value based on the market price for the acquisition of licenses for neutralization. On December 31, 2020, the balance recorded as "Other non-current liabilities" (see note 23), refers to the total carbon emissions during the period of 2007 to 2020 that have not yet been offset by corresponding projects and therefore no execution of the carbon certificate.

The Company elected to make purchases of carbon credits by investing in projects with environmental benefits arising from the voluntary market. Thus, the costs will generate carbon credits after completion or maturation of these projects. Such expenses were recorded at their respective fair value in the line item “Other current assets” (see note 15).

Upon effective delivery of the related carbon credit certificates to the Company, the obligation of being carbon neutral is effectively fulfilled; therefore, the asset balances are offset against those of the liabilities.

The difference between the carrying amounts of assets and liabilities as at December 31, 2020 refers to the amount of cash disbursed in advance for investments in ongoing projects and, for this reason, not yet available for neutralization of emissions and offset of the liability.

Property, plant and equipment

3.10   Property, plant and equipment

Property, plant and equipment is measured at cost of acquisition or construction, plus interest capitalized during construction period, in the case of qualifying assets, and reduced by accumulated depreciation and impairment losses, if applicable. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if applicable.

Land is not depreciated. Depreciation of the other assets is calculated to reduce the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their useful lives and is recognized in the statement of income. The estimated useful lives of the assets are mentioned in note 16.

Gains and losses on disposals are calculated by comparing the proceeds from the sale with the net carrying amount and are recognized in the statement of income as “Other operating income (expenses), net”.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company

Intangible assets

3.11   Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each reporting date. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, and when circumstances indicate that the carrying value may be impaired, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized upon disposal (i.e., at the date the receiver of the asset obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss in the line item “other operating income (expenses), net”.

The main classes of intangibles are set forth below.

3.11.1    Software

Licenses of software and enterprise management systems acquired are capitalized and amortized according to the useful lives described in note 17, and maintenance costs are recognized as expenses when incurred.

System acquisition and implementation costs are capitalized as intangible assets when the asset is identified, when there is evidence that future economic benefits will flow into the entity and when the asset is controlled by the Company, taking into consideration its economic and technologic viability. The amounts incurred on software development recognized as assets are amortized under the straight-line method over its estimated useful life. The expenditures related to software maintenance are expensed when incurred.

3.11.2    Trademarks and patents

Separately acquired trademarks and patents are stated at their historical cost. Trademarks and patents acquired in a business combination are recognized at fair value on the acquisition date. For trademarks and patents with definite useful lives, amortization is calculated on a straight-line basis at the annual rates described in note 17.

3.11.3    Relationship with retail clients, franchisees and sub-franchisees

Relationships with retail clients, franchisees and sub-franchisees acquired in business combinations are recognized at fair value on the acquisition date and their amortization is calculated on a straight-line basis, based on rates shown in note 17.

3.11.4    Key money with defined useful life

Key money with defined useful life is recorded at the acquisition cost and amortized on a straight-line basis during the rental period, as shown in note 17.

3.11.5    Developed technologies

Developed technologies include technology for product development (including formulas, labeling data, manufacturing processes, regulatory approvals, product packaging and designs) arising from business combination, and are recognized at fair value on the date of acquisition and its amortization is calculated using the straight-line method, based on the rates shown in note 17.

Impairment of non-financial assets

3.12    Impairment of non-financial assets

The Company assess, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or the CGU fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the entity’s weighted average cost of capital in which the generating cash unit operates, and that reflects the current perceptions of market participants.

The Company bases its impairment calculation on most recent budgets and forecast calculations, which are prepared separately for each of the Company’s CGU to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income.

Goodwill is tested for impairment annually as at December 31, and when circumstances indicate that the carrying amount may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGU) to which the goodwill relates. When the recoverable amount of the CGU is less than it carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful lives are tested for impairment annually as at December 31, at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

Leases

3.13   Leases

On January 1, 2019, the Company applied IFRS16 - Leases, which introduced one sole lease model, replacing the concept of classifying between operating and finance lease (previously according to IAS 17), which was applied by the Company up to December 31, 2018.

The Company assess at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. The Company (as a lessee) apply a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognize lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

3.13.1    Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, disclosed in note 18.

The right-of-use assets are also subject to impairment, as disclosed on note 3.12.

3.13.2    Lease liabilities

At the lease commencement date, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate the lease.

Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company use its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (i.e., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company’s and its subsidiaries lease liabilities are disclosed in note 18.

3.13.3    Short-term leases and leases of low-value assets

The Company apply the short-term lease recognition exemption to its short-term leases regardless of its nature (that is, those leases that have a lease term of 12 months or less from the start date and do not contain a purchase option). The Company also applied the lease of low-value assets recognition exemption for leases that, according to its policy, are considered of low value, regardless of its nature. Lease payments on short-term leases and leases of low-value assets are recognized as an expense using the straight-line basis over the lease term.

Non-current assets held for sale and discontinued operations

3.14    Non-current assets held for sale and discontinued operations

The Company classify non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuous use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively for the purpose of resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of income.

The amounts presented as held for sale and discontinued operations come from Avon's business combination process. These amounts refer to the discontinuity of the acquired company's operations in North America and reflect the costs incurred in resolving contingencies associated with that operation. The Company presents these effects as part of its discontinued operations since it considers the discontinued operations of the subsidiary Avon as an extension of the Company and for assessing that this presentation reliably represents the essence of the associated transaction.

Borrowing costs

3.15    Borrowing costs

Borrowing costs attributable to the acquisition, construction or production of a qualifying asset that necessarily requires a significant effort to be ready for its intended use or sale are capitalized as part of the cost of the corresponding asset. All other borrowing costs are expensed in the period they are incurred. Borrowing costs consist of interest and other costs incurred by an entity related to a borrowing.

Trade payables under a supply chain finance arrangement

3.16    Trade payables under a supply chain finance arrangement

The Company enter in a supply chain finance arrangement with a financial institution to facilitate administrative procedures for suppliers to advance receivables related to the routine purchases of the Company. In this operation, the financial institution separately offers to pay the supplier in advance in exchange for a discount and, when there is the agreement between the bank and the supplier (the decision to join this transaction is solely and exclusively of the supplier), the Company pay the financial institution on the original payment date at the full-face value of the originating payable.

This operation does not change the amounts, nature and timing of the liability (including previously agreed-upon terms, prices and conditions) and it does not affect the Company with financial charges practiced by the financial institution, on performing a thorough analysis of suppliers by category. There is not guarantee granted by the Company.

Additionally, the payments made by the Company represent purchases of goods and services, are directly related to invoices from suppliers and does not change the Company's cash flows. Thus, the Company continue to recognize the liability as a trade payable and these transactions are presented as operating activities in the statement of cash flows.

Provisions for risks

3.17    Provisions for risks

Provisions are recognized when the Company has a legal or constructive obligation as a result of past events, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and its value can be reliably estimated. Provisions are quantified at the present value of the expected outflow of resources embodying economic benefits to settle the obligations using the appropriate discount rate according to risks related to the liability.

The provisions for tax, civil, and labor risks are adjusted for inflation through the end of the reporting period to cover probable losses, based on the nature of the risk and the opinion of the Company’s legal advisors.

Contingent assets are not recognized by the Company and are only disclosed, in case of probable receipt of economic benefits. If it is practically certain that economic benefits will be received, the asset and the corresponding gain are recorded in the financial statements of the year corresponding to the change in the estimate.

A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured at the higher of the amount that would be recognized in accordance with the requirements for provisions above or the amount initially recognized less (when appropriate) cumulative amortization recognized in accordance with the requirements for revenue recognition.

Current and deferred income tax and social contribution

3.18    Current and deferred income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities based on the tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. Management periodically assesses the tax treatment assumed in the determination of taxes on profit with respect to situations in which the applicable tax regulation gives rise to interpretations that may be different and considers whether it is likely that the tax authority would accept the uncertain tax treatment. The Company assesses these taxes balances based on the most probable or expected value, depending on which method is assessed as the one that provides the best forecast for resolving the uncertainty.

The Company have material uncertain tax positions, any of which an unfavorable outcome under litigation could result in a material adverse impact to our financial statements.

In Brazil, they include the corporate income tax (“IRPJ”) and the social contribution on net income (“CSLL”), which are calculated based on taxable income by applying the 15% rate plus additional of 10% on taxable income exceeding R$ 240 for IRPJ and 9% for CSLL and considers the offset of tax losses and tax loss carryforwards, limited to 30% of taxable income. Taxable income reflects profit before taxes adjusted by non-taxable and non-deductible items (both temporary and permanent items).

Deferred taxes represent tax debits and credits on temporary differences between tax base and accounting base of assets and liabilities on accrued tax losses. Deferred tax and contribution assets and liabilities are classified as “non-current” as required by IAS 12 – Income taxes.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date and reflect the uncertainties relating to these taxes, when applicable.

Deferred tax assets and liabilities are offset if there is a legal feasible right to offset tax liabilities against tax assets, and if they are related to taxes registered by the same tax authority under the same taxable entity. Thus, for presentation purposes, tax asset and liability balances are disclosed separately.

Borrowings and financing

3.19    Borrowings and financing

Borrowings and financing are initially recognized at fair value, net of transaction costs incurred and are, subsequently, measured at amortized cost. Any difference between raised and settled the amounts is recognized in the statement of income, using the effective interest rate method during the period in which the borrowings and financing are outstanding.

Borrowings and financing costs, whether specific or not, that are directly attributable to the acquisition, construction or production of a qualifying asset in accordance with the Company's policy, are capitalized as part of the asset’s cost when it is likely to result in future economic benefits to the entity and that such costs can be reliably measured. Other borrowing costs are recognized as expenses in the period in which they are incurred.

Employee benefits

3.20   Employee benefits

3.20.1    Short-term benefits

The obligations of short-term benefits for employees are recognized as payroll expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by the employee in the past and the obligation can be reliably estimated.

3.20.2    Profit sharing program

The Company recognizes a liability and an expense for profit sharing based on criteria that it considers the profit attributable to its shareholders after certain adjustments and which is tied to the achievement of specific operational goals and objectives, which are established and approved in the beginning of each fiscal year.

3.20.3    Defined contribution plans

Obligations to contribute to defined contribution plans are recognized in the statement of income as personnel expenses when the related services are rendered by employees. Contributions paid in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is possible.

3.20.4    Defined benefit plans

The Company's net obligation for defined benefit plans (retirement and post-employment health care) is calculated for each plan based on the estimated amount of future benefit that the beneficiaries receive in return for services in exercises previous years. This amount is discounted to its present value and is presented net of any plan asset’s fair value. The calculation of the defined benefit plan obligation is carried out annually by a qualified actuary using the Projected Unit Credit Method. When the calculation results in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available in the form of future reimbursements or reductions in future plan contributions. To calculate the present value of economic benefits, any minimum cost requirements are considered.

The current service cost and accrued interest on the present value of the liability are recognized in the statement of income and the actuarial gains and losses, generated by the remeasurement of the liability due to changes in actuarial assumptions, are recognized in OCI. In case of changes or reductions in the plan, the effects of the cost of past services are recognized in the statement of income on its occurrence date.

Share-based payment

3.21   Share-based payment

The Company's executives are granted the following stock option plans, settled exclusively with its own shares:

i)     Stock option plan;

ii)    Restricted stock plan, and

iii)   Strategy acceleration program.

The plans are measured at fair value at the grant date. In determining the fair value, the Company uses an adequate valuation method, details of which are disclosed in note 28.1.

The cost of transactions settled with equity instruments is recognized, together with a corresponding increase in shareholders’ equity under the heading "Additional paid-in capital", throughout the period in which the service conditions are fulfilled, ending on the date on which the employee acquires the full right to the award (acquisition date). The cumulative expense recognized for equity instruments transactions settled on each base date up to the acquisition date reflects the extent to which the vesting period has transpired and the Company’s best estimate of the number of equity instruments to be acquired. The expense or credit of the period is recorded in the line item "Selling or Administrative expenses" in the statement of income, depending on the internal department where the eligible employee is allocated.

For the stock option plan and the strategy-acceleration program, despite the expiration of the term for exercise, the recognized expense is not reversed since the right has been acquired by executives.

When an award of equity instruments settlement is cancelled (except when the cancellation occurs due to loss of right over the equity instrument for not fulfilling the grants conditions), it is treated as if it had been acquired on the date of cancellation, and any expense not recognized is registered immediately. This includes any award for which Company, or the counterparty have the option not to fulfill the non-acquisition obligation. All cancellations of transactions settled with equity securities are treated in the same way.

The dilution effect of options granted is reflected as additional share dilution in the calculation of diluted earnings per share (note 31).

Dividends and interest on equity

3.22   Dividends and interest on equity

The proposed distribution of dividends and interest on capital made by Management that is within the portion equivalent to the minimum mandatory dividend is recorded in the line item “Dividends and interest on equity” in current liabilities, as it is considered as a legal obligation provided for by the Company’s bylaws. However, the portion of dividends exceeding minimum dividends declared by management after the reporting date, but before the authorization date for the issuing of the financial statements, is recognized in the line item “Additional proposed dividend”, in shareholders' equity.

For corporate and accounting purposes, interest on capital is stated as allocation of income directly in shareholders’ equity.

Treasury shares

3.23   Treasury shares

The Company’s own equity instruments which are reacquired (treasury shares) are recognized at acquisition cost and deducted from shareholders' equity. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of the Company's own equity instruments.

Government grants

3.24   Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to offset, are accounted for. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Government grants received relate to measures introduced by governments where the Company operate as a measure to mitigate the impacts of the Covid-19 pandemic. Those grants are mostly related to payroll assistance resulting from job maintenance programs offered by different jurisdictions in which the Company operate and totaled R$ 192,686 (before income taxes), recognized in the statement of income during the year 2020 (no subsidies of this nature were received in 2019 and also in 2018). There are no unfulfilled conditions or contingencies linked to these grants.

Reportable Segments

3.25   Reportable segments

The information per business segment is presented in note 25 in a manner consistent with the internal report provided to the chief operating decision maker.

The main decision-making body of the Company, which is responsible for defining the allocation of resources and for the performance assessment of the operating segments, is the Board of Directors.

Additionally, the Company has a Group’s Operational Committee (“GOC”), that includes the CEOs of Natura &Co, Natura &Co Latam, Avon International, The Body Shop and Aesop, in addition to representatives of key business areas (Finance, Human Resources, Business Strategy and Development, Legal, Innovation and Sustainability, Operations and Corporate Governance), which advises the Board of Directors and is responsible for, among others things, monitoring the implementation of short and long-term strategies and making recommendations to the Board of Directors regarding the management of the Company, from the perspective of its results, allocation of resources among business units, cash flow and talent management.

Revenue from contracts with customers

3.26    Revenue from contract with customer

Revenue from contracts with customer is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Company expect to be entitled in exchange for those goods or services. The Company have concluded that it is the principal in its revenue arrangements.

The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price, the Company considers the effects of variable consideration, existence of a significant financing component, noncash consideration, and consideration payable to the customer (if any).

Below are set forth the nature and other considerations on the transaction price and the moment in which the performance obligation is fulfilled for each of the main revenue streams.

3.26.1    Direct sales

Revenue from sales is generated by sales to the Company’s subsidiaries consultants (our customers) based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. Revenue from direct sales is recognized when the performance obligation is fulfilled, i.e., when the promised product is physically delivered, and the consultant obtains control over the product.

Revenue from direct sales is generated and accrued initially in the sales subsidiary ledger of the Company’s subsidiaries from the moment when the dispatch slip is issued in the customers’ name. However, since revenues are recorded only when the final delivery of products actually occurs, the Company registers a provision to eliminate the amount of revenue related to products dispatched and not yet received by the consultants on each reporting date.

3.26.2    Direct sales – Additional charges and penalties for late payments

The Company’ subsidiaries Natura, Avon and The Body Shop International Limited (“The Body Shop” or “TBS”) charges its customers (consultants) additional charges and penalties for late payments in the settlement of sales receivables. Due to the level of uncertainty in collecting these amounts (variable consideration), the subsidiaries recognize revenue from additional charges and penalties for late payments only upon its collection.

3.26.3    Retail sales

In direct and indirect subsidiaries, responsible for Natura, Avon, Aesop and TBS brands, which operate in the retail market, retail sales revenues are measured based on the fair value of consideration received/receivable, excluding discounts, rebates and taxes or charges on sales. These revenues are recognized when the performance obligation is fulfilled, i.e., when the promised product is physically transferred, and the consumer obtains control over the product.

3.26.4    Other performance obligation

3.26.4.1    Loyalty program (points campaign)

The Company subsidiaries offer points campaign (loyalty program), in which customers accumulate points while buying the Company's products to be exchanged (redeemed) for products in the future. Measurement of points is based on their expected cost, plus a margin. The amount allocated to the loyalty program is deferred and the revenue is recognized upon redemption of the points accumulated by Natura, Avon and TBS consultants for retail and direct sales, or when they expire or are no longer considered redeemable. The loyalty program points are valid for up to approximately 5 months (6 cycles).

3.26.4.2    Program for recognition of Natura and Avon consultants’ performance

The Company’s subsidiaries have performance recognition programs, in which it awards its consultants based on achievement of targets and objectives. The Company’s subsidiaries believe that this performance recognition program has a high value and hence is considered a performance obligation. Measurement of performance recognition programs is based on their expected cost, plus a margin. The amount allocated to performance recognition programs is deferred and revenue is recognized when awards are delivered to the Company’s Consultants.

3.26.4.3    Events

The Company organize events to encourage and recognize the best Consultants. The Company believe that these events have an added value for consultants, in addition to generating in them an expectation to participate in these events. Thus, the Company believes that these events are a performance obligation. Measurement of events is based on their expected cost, plus a margin. The amount allocated to events is deferred and the revenue is recognized when the event is held.

3.26.4.4    Franchises (courses, training and consulting/outfit and opening)

Upon execution of the agreement, the Company charges from franchisees a fixed amount, part of which is allocated to courses, training and consultancy to train and instruct the franchisee to sell “Natura” and “The Body Shop” brand products. In addition, other part of the charged amounts refers to outfit (specific products to be used at the franchisee store) and franchisee’s store opening event. The Company and subsidiaries believe that these items represent a material right and, for such, they are considered a performance obligation. Measurement is based on the market value of these items, which are initially recognized as deferred revenue. When the franchisee’s store is opened, this deferred revenue is allocated to the statement of income.

3.26.4.5    Franchisees (advertising fund)

Upon the execution of the agreement, the Company charges from franchisees a fixed amount, a part of which is for the advertising fund (monthly delivery of showcases). The Company believes that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on the market value of this item, which is initially recognized as deferred revenue. This revenue is deferred and allocated to the statement of income upon the delivery of showcases to the franchisees.

3.26.4.6    Franchises (brand-right of use)

Upon the execution of the agreement, the Company’s subsidiaries charge from franchisees a fixed amount, part of which is for the use of the “Natura” brand. The Company believe that this item represents a material right and, for such, it was considered a performance obligation. Measurement is based on residual value, i.e., the remaining value after excluding the market value of courses, training and consultancy services, outfit and inauguration, and the advertising fund. The amount is initially recognized as deferred revenue, which is allocated to profit or loss, on a straight-line basis, over the term of the franchise agreement.

3.26.4.7    Royalties revenues

Sales by franchisees and sub-franchisees of the subsidiary The Body Shop are recognized when performance obligations are satisfied, goods are transferred to the customer and the customer is in control. The performance obligation is the license to operate in the market.

Revenues are allocated to the license and are recognized over time, in accordance with the license agreement. Under IFRS 15 – Revenue from contract with customer, the initial franchise fee is not considered a separate performance obligation and, as a result, the amounts charged to the customer are therefore allocated to the license performance obligation and recognized over the term of the agreement.

3.26.4.8    Incentives related to “free-of-charge” products and promotional gifts

The Company grant incentives related to “free-of-charge” products and promotional gifts for its customers (Natura and Avon Consultants and/or end consumers). Since it is considered a material right, the Company recognize it as a performance obligation. Considering that the delivery of products and the fulfillment of the performance obligation to delivery “free-of-charge” products or promotional gifts occurs at the same time, the Company concluded that an allocation of prices and monitoring these two performance obligations separately are not applicable. Thus, revenue is recognized when the physical transfer of the product occurs, and the customer obtains control of the product.

Sales taxes

3.27   Sales taxes

Expenses and assets are recognized net of sales taxes, except (i) when sales taxes incurred on the purchase of goods or services are not recoverable from the tax authorities, in which case the sales tax is recognized as part of the acquisition cost. the asset or expense item, as the case may be; (ii) when the amounts receivable and payable are presented together with the value of taxes on sales; and (iii) when the net amount of taxes on sales, recoverable or payable, is included as a component of the amounts receivable or payable in the balance sheet.

3.27.1    Non-inclusion of ICMS in the bases for calculating contributions to PIS and COFINS

The Company filed lawsuits to challenge the non-inclusion of ICMS in the calculation basis of contributions to PIS and COFINS.

On March 31, 2017, the Company, based on the conclusion of the judgment by the Plenary of the Supreme Federal Court, of Extraordinary Appeal No. 574.706 / PR, in which it was defined by the system of general repercussion that the ICMS cannot compose the PIS and COFINS tax base, reversed the provision set up in the amount of R$ 297,216 and started to exclude the amount of ICMS from contributions to PIS and COFINS on a monthly basis. The Company's decision was based on the position of its legal advisors who understand that the Supreme Court's judgment should be immediately applicable to all taxpayers and, therefore, the prospect of loss of shares is classified as remote.

Despite the fact that the Extraordinary Appeal No. 574.706 / PR has no final judgment, considering that the Motion for Clarification with request for modulation of the effect of the decision opposed by the PGFN is still pending judgment by the Supreme Federal Court, the Company, supported in the opinion of legal advisors, understands that (i) the decision of the Supreme Federal Court was categorical when determining that “the ICMS - without any limitation - does not compose the calculation basis for the incidence of PIS and COFINS” and (ii) due to elements proceedings in Extraordinary Appeal No. 574,706 / PR and in the lawsuits of the Company, the risk of loss for possible discussion on the ICMS to be excluded from the calculation basis of contributions to PIS and COFINS is classified as remote.

The Company recognize tax credits arising from lawsuits for the exclusion of ICMS from the PIS and COFINS basis, as a result of the unappealable conclusion of these lawsuits. Existing credits for the lawsuits that have not yet been concluded, are considered contingent assets in the financial statements (note 22.3).

3.27.2    Concept of supplies for calculating credits of PIS and COFINS contributions

The Company claim that PIS and COFINS credits are measured and calculated reliably and based on the best interpretation of current legislation and the country's jurisprudential scenario, whose evolution is permanently assessed by the Company and its legal advisors.

New standards and interpretations issued but not yet effective

3.28    New standards and interpretations issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s and its subsidiaries financial statements are disclosed below, except for those which, in Management's assessment, have no potential effect on the financial statements. The Company intend to adopt these standards, if applicable, when they become effective.

3.28.1    Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 - Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual reporting periods beginning after January 1st, 2023 and must be applied retrospectively. The Company are currently assessing the impact the amendments will have.

3.28.2    Reference to the Conceptual Framework, amendments to IFRS 3

In May 2020, the IASB issued amendments to IFRS 3 – Business Combinations, “Business Combinations - Reference to the Conceptual Framework”. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.

The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 – Levies, if incurred separately.

At the same time, the Board decided to clarify existing guidance in IFRS 3  for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.

The amendments are effective for annual reporting periods beginning after January 1st, 2022 and, although not having any current impact on the Company, they may be applicable to new business combinations in the future.

3.28.3    IFRS 9, Financial Instruments – Fees in the “10 per cent” test for derecognition of financial liabilities

As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendment is effective for annual reporting periods beginning on or after January 1st, 2022. The Company will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which it first applies the amendments. The amendments are not expected to have a material impact on the Company but may be applicable to changes and/or derecognition of liabilities in the future.

3.28.4    Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, Reference interest rate reform (Phase 2)

In 2020, the IASB completed the second phase of the review process for IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, in response to the reform of the interest rate reference index (started in phase 1, as disclosed in note 3.29.2)  . The changes address the possible effects that may arise from changes in contractual cash flows or hedge relationships when replacing the interest rate reference index by the entity as well as additional disclosure requirements relating to the effect of the interest rate benchmark reform on the entity’s financial instruments and risk management strategy, including the nature and extent of risks to which the entity is exposed and how the entity manages these risks and the entity’s progress in completing the transition to an alternative benchmark rates.

Considering the extinction of LIBOR over the next few years, the Company are evaluating their contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties to define a new rate or an equivalent rate will be provided by the calculation agent.

It is important to note that the clauses for changing the indexes of the debt contracts of the Company indexed to LIBOR, establish that any replacement of the indexation rate in the contracts can only be evaluated in 2 (two) circumstances (i) after communication of an official government entity with formalization of the extinction and exchange of the contract's effective rate, and this communication must define the exact date on which LIBOR will be extinguished and / or (ii) syndicated operations begin to be executed at a rate indexed to Secured Overnight Financing Rate (“SOFR”). Therefore, the negotiation of debt contracts and their related derivatives will start after these events.

The Company mapped all of its contracts subject to LIBOR reform that have not yet been subject to the transition to an alternative reference rate and as of December 31, 2020, the Company had R$ 761,074, related to loan and financing contracts and, until the moment, awaits the official event of the extinction of LIBOR to start negotiating its contracts with counterparties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indexes of financial contracts linked to LIBOR. The Company believes it is reasonable to assume that the negotiation of the indexes of its contracts, when the official trigger allows, will move towards the replacement of LIBOR by SOFR, as the available information indicates that SOFR will be the new interest rate adopted by the capital market. Based on the information available to date, the Company does not expect to have significant impacts on its debts and derivatives linked to LIBOR.

New standards, amendments and interpretations of standards adopted for the first time for the year beginning on January 1st, 2020

3.29   New standards, amendments and interpretations of standards adopted for the first time for the year beginning on January 1st, 2020

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1st, 2020. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

3.29.1   Amendments to IFRS 3 - Definition of a Business

The amendment to IFRS 3 – Business Combinations, clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Company but may impact future periods if the Company enters any new business combination.

3.29.2   Amendments to IFRS 7, IFRS 9 and IAS 39, Interest Rate Benchmark Reform (Phase 1)

The amendments to IFRS 9 and IAS 39 – Financial Instruments: Recognition and measurement provide several reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Company as it does not have any interest rate hedge relationships.

3.29.3   Amendments to IAS 1 and IAS 8, Definition of Material

The amendments provide a new definition of “material” that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the financial statements of, nor is there expected to be any future impact to the Company and subsidiaries.

3.29.4   Conceptual Framework for Financial Reporting issued on March 29, 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the financial statements of the Company and subsidiaries.

3.29.5   Amendments to IFRS 16, Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 – Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.

The amendment applies to annual reporting periods beginning on or after June 1st, 2020. We early adopted the amendments to IFRS 16 and its practical expedient on January 1, 2020, and as a result recongnized a reduction in lease expenses for R$ 58,700 in our, statement of income for the year ended December 31, 2020.